BUSINESS OPTIMIZATION CHARGES - Additional Information (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Restructuring and Related Activities [Abstract]
Cumulative pre-tax costs incurred	$ 1,100
Expected additional pre-tax cash costs	14
Sale of properties	$ 17